Offerings	Mar. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, par value $0.0001 per share, and one right(2)
Maximum Aggregate Offering Price	$ 46,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,352.60
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (2) Representing 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriter to cover over-allotments, if any, each consisting of one ordinary share and one right to receive one-eighth of one ordinary share upon the consummation of the issuer's initial business combination.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares included as part of the units(3)
Amount Registered | shares	4,600,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (2) Representing 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriter to cover over-allotments, if any, each consisting of one ordinary share and one right to receive one-eighth of one ordinary share upon the consummation of the issuer's initial business combination. (3) Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (4) No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights included as part of the units(3)
Amount Registered | shares	4,600,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (2) Representing 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriter to cover over-allotments, if any, each consisting of one ordinary share and one right to receive one-eighth of one ordinary share upon the consummation of the issuer's initial business combination. (3) Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (4) No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the rights included as part of the units(3)
Maximum Aggregate Offering Price	$ 5,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 794.07
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (2) Representing 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriter to cover over-allotments, if any, each consisting of one ordinary share and one right to receive one-eighth of one ordinary share upon the consummation of the issuer's initial business combination. (3) Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, par value $0.0001 per share, and one right(2)
Maximum Aggregate Offering Price	$ 69,000,000.00
Amount of Registration Fee	$ 9,528.90
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (2) Representing 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriter to cover over-allotments, if any, each consisting of one ordinary share and one right to receive one-eighth of one ordinary share upon the consummation of the issuer's initial business combination.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares included as part of the units(3)
Amount Registered | shares	6,900,000
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (2) Representing 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriter to cover over-allotments, if any, each consisting of one ordinary share and one right to receive one-eighth of one ordinary share upon the consummation of the issuer's initial business combination. (3) Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (4) No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Rights included as part of the units(3)
Amount Registered | shares	6,900,000
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (2) Representing 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriter to cover over-allotments, if any, each consisting of one ordinary share and one right to receive one-eighth of one ordinary share upon the consummation of the issuer's initial business combination. (3) Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (4) No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 8
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the rights included as part of the units(3)
Maximum Aggregate Offering Price	$ 8,625,000.00
Amount of Registration Fee	$ 1,191.11
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (2) Representing 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriter to cover over-allotments, if any, each consisting of one ordinary share and one right to receive one-eighth of one ordinary share upon the consummation of the issuer's initial business combination. (3) Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.